Property, plant and equipment (Tables)	12 Months Ended
Sep. 30, 2024
Property, plant and equipment
Summary of property, plant and equipment

	Computer	Office	Furniture &
	equipment	equipment	fittings	Total
	$'000	$'000	$'000	$'000
Cost
At 1 October 2021	256	—	—	256
Additions	1,810	25	581	2,416
Foreign exchange on translation	(47)	(2)	(32)	(81)
At 30 September 2022	2,019	23	549	2,591
At 1 October 2022	2,019	23	549	2,591
Additions	407	74	232	713
Disposals	(55)	—	—	(55)
Foreign exchange on translation	22	—	(11)	11
At 30 September 2023	2,393	97	770	3,260
At 1 October 2023	2,393	97	770	3,260
Additions	1	—	6	7
Disposals	(55)	(50)	—	(105)
Foreign exchange on translation	158	8	57	223
At 30 September 2024	2,497	55	833	3,385
Depreciation
At 1 October 2021	(57)	—	—	(57)
Charge	(327)	(2)	(39)	(368)
Foreign exchange on translation	37	—	3	40
At 30 September 2022	(347)	(2)	(36)	(385)
At 1 October 2022	(347)	(2)	(36)	(385)
Charge	(732)	(18)	(133)	(882)
Disposals	18	—	—	18
Foreign exchange on translation	(42)	—	(4)	(47)
At 30 September 2023	(1,103)	(20)	(173)	(1,296)
At 1 October 2023	(1,103)	(20)	(173)	(1,296)
Charge	(764)	(32)	(114)	(910)
Impairment charge	(399)	—	(417)	(816)
Disposals	30	17	—	47
Foreign exchange on translation	(116)	—	(27)	(143)
At 30 September 2024	(2,352)	(35)	(731)	(3,118)
Net Book Value
At 30 September 2024	145	20	102	267
At 30 September 2023	1,290	77	596	1,963
At 30 September 2022	1,672	21	513	2,206